Borrowings - Schedule of Outstanding Convertible Note (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Related Parties [Abstract]
Principal value of Convertible Note		$ 1,590,100
Debt discount, net of amortization		(420,410)
Convertible Note		$ 1,169,690